United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2018

Date of Reporting Period: Quarter ended 06/30/2018

Item 1.	Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—91.8%
	Federal Home Loan Mortgage Corporation—35.8%
$3,427,988	3.500%, 4/1/2042	$3,439,793
1,684,266	3.500%, 4/1/2042	1,690,067
1,313,587	3.500%, 7/1/2042	1,318,110
7,447,544	3.500%, 5/1/2046	7,431,299
4,106,423	3.500%, 10/1/2046	4,097,466
145,920	4.000%, 8/1/2025	149,706
3,878,705	4.000%, 12/1/2041	3,988,652
4,881,616	4.000%, 3/1/2048	4,979,185
4,877	4.500%, 11/1/2018	4,889
41,744	4.500%, 6/1/2019	41,975
47,302	4.500%, 8/1/2022	48,072
384,858	4.500%, 8/1/2024	396,613
313,826	4.500%, 9/1/2030	328,100
726,992	4.500%, 4/1/2040	764,261
310,153	4.500%, 8/1/2040	325,956
1,770,015	4.500%, 9/1/2040	1,860,202
7,901	5.000%, 7/1/2019	7,966
11,622	5.000%, 7/1/2020	11,783
141,961	5.000%, 1/1/2022	145,986
40,464	5.000%, 1/1/2024	42,748
38,867	5.000%, 4/1/2028	41,177
48,185	5.000%, 5/1/2028	51,049
1,061,997	5.000%, 1/1/2034	1,131,355
7,960	5.000%, 6/1/2036	8,493
234,106	5.000%, 3/1/2039	250,323
726,040	5.000%, 10/1/2039	776,220
94,115	5.500%, 10/1/2021	97,298
49,714	5.500%, 10/1/2024	53,277
39,330	5.500%, 11/1/2026	42,148
38,124	5.500%, 10/1/2033	41,139
55,965	5.500%, 8/1/2034	60,832
71,668	5.500%, 1/1/2036	77,875
179,210	5.500%, 2/1/2036	194,862
43,222	5.500%, 3/1/2036	47,026
134,545	5.500%, 6/1/2036	146,379
1,974	5.500%, 6/1/2036	2,149
197,403	5.500%, 10/1/2037	215,013
27,891	5.500%, 11/1/2037	30,379
29,967	5.500%, 1/1/2039	32,631
612,921	5.500%, 10/1/2039	667,405
17,178	6.000%, 7/1/2021	17,782
653,134	6.000%, 4/1/2036	724,033
32,530	6.000%, 12/1/2036	36,145
30,221	6.000%, 12/1/2036	33,717
177,776	6.000%, 7/1/2037	197,779
1

Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$58,342	7.500%, 1/1/2027	$65,130
645	7.500%, 9/1/2030	740
3,331	7.500%, 1/1/2031	3,815
2,022	7.500%, 1/1/2031	2,240
3,162	7.500%, 1/1/2031	3,609
74,843	7.500%, 2/1/2031	86,071
32,499	7.500%, 2/1/2031	37,154
	TOTAL	36,248,074
	Federal National Mortgage Association—38.1%
19,865,615	3.000%, 10/1/2046	19,278,429
1,919	3.500%, 8/1/2020	1,942
7,693,837	3.500%, 12/1/2046	7,669,542
233,219	4.000%, 1/1/2025	239,263
432,580	4.000%, 12/1/2041	444,943
2,597,003	4.000%, 4/1/2042	2,671,634
11,390	4.500%, 12/1/2019	11,451
50,901	4.500%, 6/1/2025	53,200
83,349	4.500%, 11/1/2025	87,114
95,314	4.500%, 6/1/2029	99,620
146,445	4.500%, 7/1/2029	153,060
208,529	4.500%, 9/1/2029	217,949
389,826	4.500%, 10/1/2040	409,871
2,464,448	4.500%, 1/1/2042	2,587,324
994,594	4.500%, 2/1/2042	1,044,184
9,098	5.000%, 7/1/2019	9,160
13,787	5.000%, 8/1/2021	14,125
56,743	5.000%, 7/1/2023	58,830
14,672	5.000%, 12/1/2023	15,206
38,318	5.000%, 4/1/2036	40,971
201,394	5.000%, 7/1/2040	215,754
367,333	5.000%, 7/1/2040	393,525
13,941	5.500%, 8/1/2019	14,113
134,550	5.500%, 4/1/2025	144,193
50,689	5.500%, 7/1/2033	55,128
211,152	5.500%, 9/1/2034	230,087
55,628	5.500%, 1/1/2035	60,720
83,945	5.500%, 2/1/2035	91,399
94,751	5.500%, 8/1/2035	103,187
260,332	5.500%, 11/1/2035	283,374
223,561	5.500%, 4/1/2036	243,304
294,973	5.500%, 4/1/2036	321,201
98,218	6.000%, 2/1/2026	107,134
445,404	6.000%, 11/1/2034	492,361
54,118	6.000%, 1/1/2035	59,946
4,188	6.000%, 5/1/2036	4,634
18,973	6.000%, 12/1/2036	21,022
20,296	6.000%, 1/1/2037	22,458
373,093	6.000%, 10/1/2037	412,679
724	6.500%, 7/1/2029	794
2

Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$1,503		6.500%, 5/1/2030	$1,660
4,475		6.500%, 2/1/2031	4,970
5,944		6.500%, 4/1/2031	6,601
457		6.500%, 4/1/2031	505
9,048		6.500%, 5/1/2031	10,048
7,641		6.500%, 6/1/2031	8,487
12,118		6.500%, 6/1/2031	13,416
14,522		6.500%, 7/1/2031	16,202
3,091		6.500%, 8/1/2031	3,416
82,217		6.500%, 11/1/2031	91,452
12,365		6.500%, 11/1/2031	13,809
11,218		6.500%, 12/1/2031	12,489
3,427		7.000%, 4/1/2029	3,872
2,427		7.000%, 4/1/2029	2,734
5,902		7.000%, 5/1/2029	6,654
4,578		7.000%, 2/1/2030	5,162
3,654		8.000%, 12/1/2026	4,111
		TOTAL	38,590,419
		Government National Mortgage Association—17.9%
8,416,123		3.000%, 5/20/2047	8,245,206
3,783,564		3.500%, 7/20/2047	3,801,214
996,713	[1]	3.500%, 3/20/2048	1,001,050
3,113,404		4.000%, 5/20/2047	3,196,952
517,365		4.500%, 10/15/2039	545,263
58,159		5.000%, 1/15/2023	59,810
68,384		5.000%, 7/15/2023	70,768
231,842		5.000%, 6/20/2039	247,921
321,885		5.000%, 8/20/2039	343,730
112,158		5.000%, 9/20/2039	119,770
196,204		5.500%, 11/20/2034	211,826
97,456		5.500%, 5/15/2038	106,515
9,093		7.000%, 10/15/2028	10,153
3,374		7.000%, 12/15/2028	3,770
10,187		7.000%, 2/15/2029	11,442
2,820		7.000%, 6/15/2029	3,202
5,356		8.000%, 10/15/2030	6,292
83,488		8.000%, 11/15/2030	98,379
		TOTAL	18,083,263
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $93,883,202)	92,921,756
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
		Federal National Mortgage Association—0.3%
51,711		REMIC 1999-13 PH, 6.000%, 4/25/2029	55,856
13,190		REMIC 321 2, 6.500%, 4/25/2032	3,202
357,330		REMIC 356 23, 6.500%, 12/25/2034	79,650
439,999		REMIC 356 24, 6.500%, 9/25/2035	98,073
375,115		REMIC 368 27, 6.500%, 11/25/2035	77,595
		TOTAL	314,376
3

Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—3.6%
$148,421		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	$110,722
1,081,705		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,067,423
10,049	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	7,243
136,022		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	134,392
416,262		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	421,977
1,570,396		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,549,741
282,563		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	297,053
		TOTAL	3,588,551
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,112,674)	3,902,927
	[3]	ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,328		3.465%, 7/1/2035	18,097
		Federal National Mortgage Association ARM—0.2%
90,365		3.284%, 7/1/2034	93,877
53,229		4.050%, 2/1/2036	56,389
		TOTAL	150,266
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $160,618)	168,363
		ASSET-BACKED SECURITIES—0.6%
		Equipment Lease—0.3%
350,000		Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	349,937
		Other—0.3%
314,636		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	309,601
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $664,437)	659,538
		INVESTMENT COMPANY—1.4%
1,437,939		Federated Government Obligations Fund, Premier Shares, 1.79%[4] (IDENTIFIED COST $1,437,939)	1,437,939
		TOTAL INVESTMENT IN SECURITIES—97.9% (IDENTIFIED COST $100,258,870)	99,090,523
		OTHER ASSETS AND LIABILITIES - NET—2.1%[5]	2,136,049
		TOTAL NET ASSETS—100%	$101,226,572
At June 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[2]United States Treasury Note 10-Year Short Futures	20	2,403,750	September 2018	(12,858)
The average notional value of long and short futures contracts held by the Fund throughout the period was $300,117 and $2,244,367, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
4

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2017	8,555,196
Purchases/Additions	27,546,803
Sales/Reductions	(34,664,060)
Balance of Shares Held 6/30/2018	1,437,939
Value	$1,437,939
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$72,673
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Non-income-producing security.
3	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$92,921,756	$—	$92,921,756
Collateralized Mortgage Obligations	—	3,902,927	—	3,902,927
Adjustable Rate Mortgages	—	168,363	—	168,363
Asset-Backed Securities	—	659,538	—	659,538
Investment Company	1,437,939	—	—	1,437,939
TOTAL SECURITIES	$1,437,939	$97,652,584	$—	$99,090,523
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(12,858)	—	—	(12,858)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(12,858)	$—	$—	$(12,858)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
6
Federated Ultrashort Bond Fund
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$73,800		FNMA ARM 544848, 2.934%, 4/01/2030	$74,819
937,358		FNMA ARM 544872, 2.789%, 7/01/2034	957,331
220,010		FNMA ARM 556379, 2.864%, 5/01/2040	223,481
1,032,774		FNMA ARM 618128, 2.066%, 8/01/2033	1,039,368
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,293,483)	2,294,999
		ASSET-BACKED SECURITIES—51.0%
		Auto Receivables—18.4%
1,449,909		ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	1,448,129
3,440,482		ARI Fleet Lease Trust 2017-A, Class A2, 1.91%, 4/15/2026	3,419,117
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.28%, 4/15/2026	3,455,449
10,500,000		ARI Fleet Lease Trust 2018-A, Class A2, 2.55%, 10/15/2026	10,442,864
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,025,163
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	14,935,708
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.18%, 7/18/2023	12,882,493
10,000,000	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.23%, (1-month USLIBOR +0.230%), 7/19/2021	10,001,935
10,200,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.350%, (1-month USLIBOR +0.320%), 5/15/2023	10,200,525
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,996,165
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	6,744,718
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.19%, 3/22/2021	4,293,491
20,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.35%, 4/25/2022	19,804,295
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.52%, 5/16/2022	4,884,858
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.51%, 3/15/2023	2,379,211
10,500,000		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.05%, 3/19/2021	10,411,111
2,125,321		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.54%, 8/20/2020	2,117,667
1,624,831	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 2.523%, (1-month USLIBOR +0.450%), 5/15/2029	1,627,788
8,500,000	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 2.413%, (1-month USLIBOR +0.340%), 11/15/2029	8,492,267
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.59%, 11/15/2029	3,905,446
1,500,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.76%, 11/15/2029	1,466,017
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.26%, 11/15/2029	2,700,287
11,500,000	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 2.523%, (1-month USLIBOR +0.450%), 4/15/2030	11,488,659
6,266,736	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 2.413%, (1-month USLIBOR +0.340%), 8/15/2029	6,263,597
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	3,834,447
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	2,260,184
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	1,975,243
4,923,780		Drive Auto Receivables Trust 2016-BA, Class C, 3.19%, 7/15/2022	4,931,950
8,430,000		Drive Auto Receivables Trust 2016-CA, Class C, 3.02%, 11/15/2021	8,439,467
3,000,000		Drive Auto Receivables Trust 2017-3, Class C, 2.80%, 7/15/2022	2,991,804
10,000,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	10,003,138
1,163,335		Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	1,162,835
17,000,000		Drive Auto Receivables Trust 2018-1, Class B, 2.88%, 2/15/2022	16,961,272
2,684,709		Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	2,680,139
1,221,870		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,217,023
14,000,000		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.87%, 10/20/2023	13,956,319
17,000,000	[1]	GM Financial Automobile Leasing 2018-1, Class A2B, 1.79%, (1-month USLIBOR +0.200%), 4/20/2020	16,999,366
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.38%, 5/20/2020	3,729,592

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.18%, 6/21/2021	$1,235,541
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.73%, 9/20/2021	7,220,366
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.30%, 6/16/2023	2,949,359
4,500,000		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.97%, 5/16/2022	4,431,161
8,600,000	[1]	GM Financial Consumer Automobile Receivables Trust 2018-1, Class A2B, 2.175%, (1-month USLIBOR +0.090%), 1/19/2021	8,595,491
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.57%, 7/17/2023	4,174,724
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.97%, 1/18/2022	8,161,920
3,100,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,088,769
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,957,671
7,700,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.01%, 5/18/2022	7,712,839
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	7,850,547
10,000,000		Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	9,988,465
3,250,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,238,681
17,500,000		Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.86%, 5/17/2021	17,357,626
17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	16,880,079
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.13%, 3/15/2021	5,934,822
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.46%, 7/15/2022	6,714,056
12,000,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.04%, 10/15/2021	11,995,901
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.44%, 5/15/2024	9,231,102
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.52%, 6/15/2022	5,762,222
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	16,867,408
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.51%, 10/16/2023	6,934,261
6,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 2.773%, (1-month USLIBOR +0.700%), 5/17/2021	6,027,326
16,200,000	[1]	Mercedes-Benz Master Owner Trust 2018-AA, Class A, 2.333%, (1-month USLIBOR +0.260%), 5/16/2022	16,204,367
12,000,000	[1]	Motor PLC 2017-1A, Class A1, 2.621%, (1-month USLIBOR +0.530%), 9/25/2024	12,012,354
10,100,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 2.871%, (1-month USLIBOR +0.780%), 6/27/2022	10,145,904
15,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	14,988,496
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 3.773%, (1-month USLIBOR +1.700%), 4/15/2021	5,053,930
6,300,000	[1]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 3.173%, (1-month USLIBOR +1.100%), 9/15/2021	6,351,062
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.923%, (1-month USLIBOR +0.850%), 4/18/2022	10,059,058
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 2.753%, (1-month USLIBOR +0.680%), 10/17/2022	5,029,175
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.02%, 10/17/2022	6,929,629
15,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 2.713%, (1-month USLIBOR +0.640%), 2/15/2023	15,533,526
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.61%, 1/18/2022	3,481,032
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.17%, 12/15/2021	3,359,602
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,021,395
5,153,757		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	5,153,440
8,000,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	7,984,990
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	5,933,818
3,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,962,739
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,410,182
7,700,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	7,592,139
4,703,627		World Omni Auto Receivables Trust 2017-B, Class A2A, 1.61%, 2/16/2021	4,678,467
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	2,190,788
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,941,126
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.06%, 5/15/2023	12,703,455
		TOTAL	604,560,750
		Credit Card—17.4%
14,500,000	[1]	American Express Credit Account Master 2013-1, Class B, 2.773%, (1-month USLIBOR +0.700%), 2/16/2021	14,502,943

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.523%, (1-month USLIBOR +0.450%), 9/16/2024	$8,274,993
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 2.653%, (1-month USLIBOR +0.580%), 2/18/2025	6,699,351
10,546,000	[1]	American Express Credit Account Master Trust 2017-8, Class B, 2.333%, (1-month USLIBOR +0.260%), 5/16/2022	10,551,220
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 2.393%, (1-month USLIBOR +0.320%), 10/15/2025	12,003,639
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.623%, (1-month USLIBOR +0.550%), 12/15/2025	10,018,706
3,111,000	[1]	American Express Issuance Trust II 2013-2, Class B, 2.773%, (1-month USLIBOR +0.700%), 8/15/2019	3,114,340
13,250,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.463%, (1-month USLIBOR +0.390%), 10/15/2021	13,279,649
19,650,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 2.453%, (1-month USLIBOR +0.380%), 6/15/2021	19,681,826
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,431,640
2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 2.403%, (1-month USLIBOR +0.330%), 3/15/2023	2,604,693
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.373%, (1-month USLIBOR +0.300%), 5/15/2023	13,435,994
17,300,000	[1]	Capital One Multi Asset Execution Trust 2014-A4, Class A4, 2.433%, (1-month USLIBOR +0.360%), 6/15/2022	17,346,555
7,700,000	[1]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.803%, (1-month USLIBOR +0.730%), 1/18/2022	7,730,309
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 2.583%, (1-month USLIBOR +0.510%), 9/16/2024	15,065,278
9,100,000	[1]	Cards II Trust 2017-1A, Class A, 2.443%, (1-month USLIBOR +0.370%), 4/18/2022	9,105,839
11,000,000	[1]	Cards II Trust 2017-2A, Class A, 2.333%, (1-month USLIBOR +0.260%), 10/17/2022	10,996,146
20,300,000	[1]	Cards II Trust 2018-1A, Class A, 2.423%, (1-month USLIBOR +0.350%), 4/17/2023	20,303,918
30,600,000	[1]	Cards II Trust, Class A, 2.773%, (1-month USLIBOR +0.700%), 7/15/2021	30,607,001
15,000,000	[1]	Chase Issuance Trust 2014-A5, Class A5, 2.443%, (1-month USLIBOR +0.370%), 4/15/2021	15,005,851
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 2.373%, (1-month USLIBOR +0.300%), 1/18/2022	15,036,646
20,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.273%, (1-month USLIBOR +0.200%), 4/17/2023	19,999,295
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 2.515%, (1-month USLIBOR +0.490%), 12/7/2023	10,077,022
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 2.245%, (1-month USLIBOR +0.220%), 4/7/2022	10,012,560
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.414%, (1-month USLIBOR +0.330%), 1/21/2025	18,027,182
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.370%, (1-month USLIBOR +0.340%), 6/9/2025	18,008,112
13,500,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 2.523%, (1-month USLIBOR +0.450%), 4/15/2021	13,515,981
11,829,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 2.503%, (1-month USLIBOR +0.430%), 7/15/2021	11,849,435
9,000,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	8,958,266
6,250,000	[1]	Discover Card Execution Note Trust 2017—A1, Class A1, 2.563%, (1-month USLIBOR +0.490%), 7/15/2024	6,302,707
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.433%, (1-month USLIBOR +0.360%), 4/15/2025	14,734,412
16,000,000	[1]	Evergreen Credit Card Trust Series 2016-3, Class A, 2.573%, (1-month USLIBOR +0.500%), 11/16/2020	16,022,709
15,000,000	[1]	Evergreen Credit Card Trust Series 2017-1, Class A, 2.333%, (1-month USLIBOR +0.260%), 10/15/2021	15,015,903
12,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.473%, (1-month USLIBOR +0.400%), 4/18/2022	12,013,552
8,300,000	[1]	First National Master Note Trust 2017-2, Class A, 2.513%, (1-month USLIBOR +0.440%), 10/16/2023	8,306,853
20,500,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.523%, (1-month USLIBOR +0.450%), 3/15/2021	20,541,045
5,000,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	4,923,557
15,000,000	[1]	Golden Credit Card Trust 2017-1A, Class A, 2.473%, (1-month USLIBOR +0.400%), 2/15/2021	15,021,734
20,000,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.593%, (1-month USLIBOR +0.520%), 7/15/2024	20,030,322
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.62%, 1/15/2023	4,701,152
10,000,000	[1]	MBNA Credit Card Master Note Trust 2004-A3, Class A3, 2.333%, (1-month USLIBOR +0.260%), 8/16/2021	10,010,368
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.56%, 7/21/2021	3,221,996
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	12,432,739
10,350,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.578%, (1-month USLIBOR +0.490%), 7/22/2024	10,335,793
15,000,000	[1]	Penarth Master Issuer 2018-1A, Class A1, 2.333%, (1-month USLIBOR +0.380%), 3/18/2022	14,993,400
13,800,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.348%, (1-month USLIBOR +0.250%), 2/27/2023	13,801,399
		TOTAL	572,654,031
		Equipment Lease—4.0%
4,436,500		CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	4,349,915
25,000,000		DLL Securitization Trust 2018-1, Class A2, 2.81%, 11/17/2020	24,993,844

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$2,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	$2,755,478
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.44%, 4/24/2023	5,592,286
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.73%, 10/24/2022	4,517,508
3,250,000		Dell Equipment Finance Trust 2017-2, Class D, 3.27%, 10/23/2023	3,206,939
4,100,000		Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,099,267
2,291,374		Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	2,286,722
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.59%, 1/20/2023	6,232,314
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.89%, 1/22/2024	2,817,264
21,000,000		Great America Leasing Receivables 2018-1, Class A2, 2.35%, 5/15/2020	20,924,769
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.99%, 6/17/2024	3,169,450
4,942,924		John Deere Owner Trust 2017-A, Class A2, 1.50%, 10/15/2019	4,935,994
4,800,000		MMAF Equipment Finance LLC 2018-A, Class A2, 2.92%, 7/12/2021	4,800,431
6,450,000		Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,434,244
9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	8,888,566
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.40%, 1/18/2022	4,173,284
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.60%, 4/15/2024	4,902,733
11,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.573%, (1-month USLIBOR +0.500%), 11/15/2022	11,778,386
		TOTAL	130,859,394
		Home Equity Loan—0.1%
1,410,164	[1]	Carrington Mortgage Loan Trust, Class A3, 2.271%, (1-month USLIBOR +0.180%), 2/25/2036	1,408,949
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 2.831%, (1-month USLIBOR +0.740%), 8/25/2034	26,887
96,306	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.111%, (1-month USLIBOR +1.020%), 11/25/2034	96,615
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	9,411
148,572	[1]	Option One Mortgage Loan Trust 2005-1, Class A1B, 2.751%, (1-month USLIBOR +0.660%), 2/25/2035	147,704
53,126	[1]	Quest Trust 2004—X1, Class A, 2.751%, (1-month USLIBOR +0.660%), 3/25/2034	53,254
242,419		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	242,309
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	1,985,129
		Manufactured Housing—0.0%
16,402		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	16,681
		Other—10.8%
1,180,620	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.160%, (3-month USLIBOR +0.800%), 2/25/2043	1,185,583
4,448,351	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.771%, (1-month USLIBOR +0.680%), 10/25/2035	4,456,505
3,277,029	[1]	Navient Student Loan Trust 2017-3A, Class A1, 2.391%, (1-month USLIBOR +0.300%), 7/26/2066	3,279,541
8,257,489	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.281%, (1-month USLIBOR +0.190%), 3/25/2067	8,259,256
15,315,797		Navient Student Loan Trust 2018-A, Class A1, 2.53%, 2/18/2042	15,217,736
5,500,000	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.33%, (1-month USLIBOR +0.350%), 12/15/2059	5,500,907
4,875,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 3.441%, (1-month USLIBOR +1.350%), 9/27/2021	4,886,963
6,750,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class B, 3.841%, (1-month USLIBOR +1.750%), 9/27/2021	6,766,048
4,590,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class C, 4.391%, (1-month USLIBOR +2.300%), 9/27/2021	4,603,570
4,500,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class D, 5.391%, (1-month USLIBOR +3.300%), 9/27/2021	4,524,244
7,368,658	[1]	Nelnet Student Loan Trust 2018-1A, Class A1, 2.411%, (1-month USLIBOR +0.320%), 5/25/2066	7,370,481
1,406,415	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 3.210%, (3-month USLIBOR +0.850%), 10/25/2025	1,407,920
8,830,450	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 2.591%, (1-month USLIBOR +0.500%), 10/25/2028	8,827,448
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	8,210,961
10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	9,810,523
4,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 2.653%, (1-month USLIBOR +0.580%), 3/15/2021	4,507,970
9,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 3.023%, (1-month USLIBOR +0.950%), 3/15/2021	9,502,476
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 2.673%, (1-month USLIBOR +0.600%), 7/15/2022	12,400,965

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.57%, 7/15/2022	$7,867,085
6,450,000	[1]	PFS Financing Corp. 2017-C, Class B, 2.873%, (1-month USLIBOR +0.800%), 10/15/2021	6,449,614
8,000,000		PFS Financing Corp. 2017-D, Class B, 2.74%, 10/17/2022	7,869,035
21,650,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.319%, (1-month USLIBOR +0.400%), 2/15/2022	21,666,873
4,000,000	[1]	PFS Financing Corp. 2018-A, Class B, 2.179%, (1-month USLIBOR +0.600%), 2/15/2022	4,002,219
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.08%, 2/15/2023	3,964,429
322,025		SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	322,123
5,793,236	[1]	SLM Student Loan Trust 2010-A, Class 2A, 5.323%, (1-month USLIBOR +3.250%), 5/16/2044	5,921,446
2,108,503	[1]	SLM Student Loan Trust 2011-1, Class A1, 2.611%, (1-month USLIBOR +0.520%), 3/25/2026	2,114,488
3,825,999	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.691%, (1-month USLIBOR +0.600%), 11/25/2027	3,847,118
610,658		SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	611,577
3,339,876	[1]	SLM Student Loan Trust 2013-A, Class A2B, 3.123%, (1-month USLIBOR +1.050%), 5/17/2027	3,349,716
7,000,000		SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,943,464
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	11,875,189
4,977,735	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.473%, (1-month USLIBOR +1.400%), 10/15/2031	5,015,825
5,528,742	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.223%, (1-month USLIBOR +1.150%), 1/15/2026	5,558,570
1,917,618	[1]	SLMA 2013-B A2B, Class A2B, 3.173%, (1-month USLIBOR +1.100%), 6/17/2030	1,927,826
3,925,518	[1]	SMB Private Education Loan Trust 2017-A, Class A1, 2.523%, (1-month USLIBOR +0.450%), 6/17/2024	3,934,865
10,885,699	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 2.423%, (1-month USLIBOR +0.350%), 3/16/2026	10,897,385
3,722,588		Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	3,727,143
2,490,121		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	2,450,269
3,990,566		Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	3,977,025
212,009	[1]	Social Professional Loan Program LLC 2014-A, Class A1, 3.691%, (1-month USLIBOR +1.600%), 6/25/2025	214,153
931,601	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 3.341%, (1-month USLIBOR +1.250%), 8/25/2032	941,250
2,324,429	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 3.291%, (1-month USLIBOR +1.200%), 3/25/2033	2,345,193
2,315,186	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 3.041%, (1-month USLIBOR +0.950%), 1/25/2039	2,337,482
3,901,365	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 2.941%, (1-month USLIBOR +0.850%), 7/25/2039	3,928,820
6,118,203	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.791%, (1-month USLIBOR +0.700%), 3/26/2040	6,151,830
1,725,688		Social Professional Loan Program LLC 2017-B, Class A1FX, 1.83%, 5/25/2040	1,715,379
4,308,255	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 2.691%, (1-month USLIBOR +0.600%), 7/25/2040	4,331,745
2,823,095		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.72%, 9/25/2040	2,804,689
8,068,619	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.591%, (1-month USLIBOR +0.500%), 11/26/2040	8,086,241
6,392,674		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.05%, 1/25/2041	6,344,869
5,321,645	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.908%, (1-month USLIBOR +0.350%), 2/25/2042	5,334,849
4,080,154		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	4,074,531
2,824,197		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	2,821,012
2,062,117		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.05%, 12/26/2025	2,056,988
7,388,630		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.28%, 1/26/2026	7,386,380
5,086,951		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.77%, 5/25/2026	5,050,492
5,851,035		Sofi Consumer Loan Program Trust 2017-6, Class A1, 2.20%, 11/25/2026	5,823,129
12,038,708		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.55%, 2/25/2027	11,988,631
5,589,440	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.710%, (1-month USLIBOR +0.750%), 9/25/2056	5,593,194
21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 2.344%, (1-month USLIBOR +0.260%), 9/20/2022	21,322,368
		TOTAL	355,665,606
		Rate Reduction Bond—0.1%
3,217,196		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	3,354,685
		Utility - Electric—0.2%
8,500,000		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	8,522,540
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,683,782,815)	1,677,618,816

Principal Amount or Shares			Value
		CORPORATE BONDS—33.7%
		Basic Industry - Chemicals—0.2%
$5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	$4,929,549
3,000,000	[1]	DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.888%, (3-month USLIBOR +0.530%), 5/1/2020	3,011,057
		TOTAL	7,940,606
		Capital Goods - Aerospace & Defense—0.2%
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	7,216,570
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,054,540
		Capital Goods - Diversified Manufacturing—0.2%
6,000,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.65%, 12/1/2019	5,936,490
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,000,000
		Communications - Media & Entertainment—0.9%
2,075,000		British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,060,903
5,000,000		CBS Corp., 2.30%, 8/15/2019	4,955,171
4,800,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 3.035%, (3-month USLIBOR +0.710%), 9/20/2019	4,822,983
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 2.671%, (3-month USLIBOR +0.350%), 9/4/2018	1,200,317
10,000,000	[1]	Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 2.628%, (3-month USLIBOR +0.310%), 5/30/2019	10,028,651
5,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 2.651%, (3-month USLIBOR +0.320%), 1/8/2019	5,007,059
		TOTAL	28,075,084
		Communications - Telecom Wireless—0.6%
19,500,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.290%, (3-month USLIBOR +0.990%), 1/16/2024	19,424,458
		Communications - Telecom Wirelines—0.5%
7,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.105%, (3-month USLIBOR +0.770%), 6/17/2019	7,039,764
3,680,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 4.086%, (3-month USLIBOR +1.750%), 9/14/2018	3,692,832
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 3.335%, (3-month USLIBOR +1.000%), 3/16/2022	4,238,385
		TOTAL	14,970,981
		Consumer Cyclical - Automotive—3.6%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.565%, (3-month USLIBOR +0.210%), 2/12/2021	10,009,612
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.95%, 7/20/2020	97,950
7,750,000	[1]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 3.218%, (3-month USLIBOR +0.860%), 8/1/2018	7,756,314
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.779%, (3-month USLIBOR +0.450%), 2/22/2021	4,004,117
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.893%, (3-month USLIBOR +0.530%), 5/5/2020	4,016,610
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.331%, (3-month USLIBOR +1.000%), 1/9/2020	15,109,725
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.606%, (3-month USLIBOR +1.270%), 3/28/2022	3,612,025
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 3.911%, (3-month USLIBOR +1.580%), 1/8/2019	10,064,681
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.272%, (3-month USLIBOR +0.930%), 4/13/2020	4,028,063
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.898%, (3-month USLIBOR +1.550%), 1/14/2022	9,318,667
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.408%, (3-month USLIBOR +2.060%), 1/15/2019	10,093,406
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.853%, (3-month USLIBOR +0.520%), 9/13/2019	4,015,124
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 3.026%, (3-month USLIBOR +0.690%), 9/28/2022	4,007,333
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 3.232%, (3-month USLIBOR +0.890%), 1/13/2022	10,133,757
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.727%, (3-month USLIBOR +0.390%), 1/11/2023	5,010,266
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.743%, (3-month USLIBOR +0.390%), 1/17/2019	5,010,062
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.795%, (3-month USLIBOR +0.440%), 10/18/2019	7,031,255
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.027%, (3-month USLIBOR +0.690%), 1/11/2022	5,064,323
		TOTAL	118,383,290
		Consumer Cyclical - Retailers—1.3%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	3,433,476
5,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.833%, (3-month USLIBOR +0.500%), 12/13/2019	5,004,968

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	$3,847,551
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.047%, (3-month USLIBOR +0.720%), 3/9/2021	13,125,876
13,390,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.055%, (3-month USLIBOR +0.700%), 4/17/2020	13,417,930
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.468%, (3-month USLIBOR +0.150%), 6/5/2020	5,014,735
		TOTAL	43,844,536
		Consumer Cyclical - Services—0.4%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.90%, 8/21/2020	8,329,234
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,029,280
		TOTAL	14,358,514
		Consumer Non-Cyclical - Food/Beverage—2.6%
9,500,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.048%, (3-month USLIBOR +0.690%), 8/1/2018	9,506,796
5,660,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 3.052%, (3-month USLIBOR +0.740%), 1/12/2024	5,714,528
5,348,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,341,756
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,509,405
9,700,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	9,537,078
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.363%, (3-month USLIBOR +1.010%), 10/17/2023	7,014,020
10,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.789%, (3-month USLIBOR +0.420%), 8/9/2019	10,006,467
1,500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,503,421
6,180,000		Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 3.551%, 5/25/2021	6,189,214
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,520,185
12,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 2.878%, (3-month USLIBOR +0.520%), 2/1/2019	12,020,707
2,700,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.919%, (3-month USLIBOR +0.590%), 2/22/2019	2,710,252
4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	4,062,303
6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.781%, (3-month USLIBOR +0.450%), 8/21/2020	6,822,070
		TOTAL	86,458,202
		Consumer Non-Cyclical - Health Care—0.5%
5,730,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.211%, (3-month USLIBOR +0.875%), 12/29/2020	5,740,708
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.344%, (3-month USLIBOR +1.030%), 6/6/2022	10,540,239
		TOTAL	16,280,947
		Consumer Non-Cyclical - Pharmaceuticals—1.8%
2,596,000		Abbott Laboratories, Sr. Unsecd. Note, 2.35%, 11/22/2019	2,581,600
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.947%, (3-month USLIBOR +0.620%), 6/10/2022	6,536,722
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 2.965%, (3-month USLIBOR +0.630%), 6/25/2021	2,004,816
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.288%, (3-month USLIBOR +1.010%), 12/15/2023	9,106,313
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,337,950
2,800,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	2,766,392
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	3,961,632
16,670,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 2.570%, (3-month USLIBOR +0.270%), 3/1/2019	16,705,283
10,000,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 1.90%, 9/23/2019	9,850,043
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,870,866
		TOTAL	59,721,617
		Consumer Non-Cyclical - Products—0.4%
10,000,000	[1]	Church and Dwight, Inc., Sr. Unsecd. Note, 2.510%, (3-month USLIBOR +0.150%), 1/25/2019	9,998,533
3,390,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	3,376,858
		TOTAL	13,375,391
		Consumer Non-Cyclical - Supermarkets—0.3%
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,488,382
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/30/2019	7,278,004
		TOTAL	9,766,386

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.3%
$10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.223%, (3-month USLIBOR +0.880%), 8/15/2022	$10,076,656
		Energy - Integrated—1.3%
6,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 2.969%, (3-month USLIBOR +0.630%), 9/26/2018	6,009,516
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 3.205%, (3-month USLIBOR +0.870%), 9/16/2021	2,833,343
10,000,000	[1]	Chevron Corp., Unsecd. Note, 2.873%, (3-month USLIBOR +0.530%), 11/15/2021	10,136,565
12,000,000	[1]	Exxon Mobil Corp., Sr. Unsecd. Note, 3.080%, (3-month USLIBOR +0.780%), 3/1/2019	12,064,556
8,750,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 4.375%, (3-month USLIBOR +2.020%), 7/18/2018	8,777,125
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,957,998
		TOTAL	43,779,103
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 2.919%, (3-month USLIBOR +0.600%), 2/26/2021	6,185,200
		Financial Institution - Banking—11.3%
10,000,000	[1]	American Express Co., 2.969%, (3-month USLIBOR +0.650%), 2/27/2023	9,986,523
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,009,429
4,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, Series 144A, 2.781%, (3-month USLIBOR +0.460%), 5/17/2021	3,995,009
16,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.018%, (3-month USLIBOR +0.660%), 2/1/2019	16,042,207
3,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 3.388%, (3-month USLIBOR +1.040%), 1/15/2019	3,517,899
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.359%, (3-month USLIBOR +1.000%), 4/24/2023	10,110,700
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.742%, (3-month USLIBOR +0.380%), 1/23/2022	4,971,063
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.022%, (3-month USLIBOR +0.660%), 7/21/2021	5,020,945
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.542%, (3-month USLIBOR +1.180%), 10/21/2022	7,131,597
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.781%, (3-month USLIBOR +0.440%), 6/15/2020	8,028,488
7,900,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.807%, (3-month USLIBOR +0.480%), 9/11/2019	7,939,846
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.409%, (3-month USLIBOR +1.050%), 10/30/2023	5,086,133
15,000,000	[1]	Canadian Imperial Bank of Commerce, Series YCD, 2.735%, (3-month USLIBOR +0.410%), 9/20/2019	15,032,265
3,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.45%, 4/30/2021	2,994,857
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 3.509%, (3-month USLIBOR +1.150%), 1/30/2023	7,754,989
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.680%, (3-month USLIBOR +0.320%), 5/1/2020	5,004,858
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.705%, (3-month USLIBOR +0.350%), 2/12/2021	5,005,318
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.127%, (3-month USLIBOR +0.790%), 1/10/2020	5,035,464
3,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.249%, (3-month USLIBOR +0.930%), 6/7/2019	3,018,903
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.391%, (3-month USLIBOR +1.070%), 12/8/2021	5,076,891
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 3.284%, (3-month USLIBOR +0.950%), 3/29/2023	10,010,532
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.144%, (3-month USLIBOR +0.830%), 9/6/2021	10,112,948
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.057%, (3-month USLIBOR +0.730%), 6/11/2021	8,319,931
6,550,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	6,515,877
5,550,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 2.927%, (3-month USLIBOR +0.590%), 9/27/2019	5,567,146
15,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 3.443%, (3-month USLIBOR +1.100%), 11/15/2018	15,056,857
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.08%, (3-month USLIBOR +0.750%), 2/23/2023	2,990,671
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.472%, (3-month USLIBOR +1.110%), 4/26/2022	5,818,807
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.522%, (3-month USLIBOR +1.160%), 4/23/2020	3,799,596
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.326%, (3-month USLIBOR +1.000%), 5/18/2024	9,977,954
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.083%, (3-month USLIBOR +0.730%), 4/23/2024	5,973,702
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.589%, (3-month USLIBOR +1.230%), 10/24/2023	5,093,704
7,850,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 2.989%, (3-month USLIBOR +0.630%), 1/28/2019	7,874,420
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.65%, 9/23/2019	2,740,599
6,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.605%, (3-month USLIBOR +0.250%), 2/13/2020	5,999,851
3,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.648%, (3-month USLIBOR +0.290%), 2/1/2021	3,003,271
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.936%, (3-month USLIBOR +0.610%), 5/18/2022	7,065,442

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.940%, (3-month USLIBOR +0.640%), 12/1/2021	$6,484,412
6,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 3.209%, (3-month USLIBOR +0.850%), 1/24/2019	6,023,682
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 3.506%, (3-month USLIBOR +1.140%), 1/27/2020	2,026,906
5,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.903%, (3-month USLIBOR +0.550%), 2/10/2021	5,010,969
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	1,225,257
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 1.989%, (3-month USLIBOR +0.250%), 1/22/2021	2,998,713
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 2.866%, (3-month USLIBOR +0.500%), 7/27/2022	6,688,613
4,680,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 2.719%, (3-month USLIBOR +0.400%), 12/7/2018	4,687,254
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,645,667
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, 2.889%, (3-month USLIBOR +0.530%), 1/31/2020	10,037,526
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.751%, (3-month USLIBOR +0.430%), 6/11/2021	15,755,573
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.502%, (3-month USLIBOR +0.140%), 10/23/2020	9,561,251
6,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.62%, (3-month USLIBOR +0.290%), 5/21/2021	5,993,867
5,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.839%, (3-month USLIBOR +0.480%), 10/28/2019	5,022,607
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.589%, (3-month USLIBOR +1.230%), 10/31/2023	5,206,394
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.658%, (3-month USLIBOR +0.310%), 1/15/2021	15,010,293
15,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 3.099%, (3-month USLIBOR +0.740%), 7/30/2018	15,010,267
		TOTAL	371,073,943
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
9,425,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,391,011
		Financial Institution - Insurance - Health—0.5%
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,401,374
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.418%, (3-month USLIBOR +0.070%), 10/15/2020	10,581,023
		TOTAL	14,982,397
		Financial Institution - Insurance - Life—1.5%
4,000,000	[1]	MET Life Global Funding I, Series 144A, 2.546%, (3-month USLIBOR +0.220%), 9/19/2019	4,007,302
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	6,485,791
10,000,000	[1]	MetLife Global Funding I, Sec. Fac. Bond, Series 144A, 2.756%, (3-month USLIBOR +0.430%), 12/19/2018	10,017,138
6,500,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.505%, (3-month USLIBOR +0.180%), 7/6/2018	6,500,236
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.601%, (3-month USLIBOR +0.270%), 4/9/2020	10,027,578
11,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 3.123%, (3-month USLIBOR +0.780%), 8/15/2018	11,010,133
		TOTAL	48,048,178
		Financial Institution - Insurance - P&C—0.2%
4,200,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.587%, (3-month USLIBOR +0.250%), 1/11/2019	4,205,064
4,000,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.603%, (3-month USLIBOR +0.260%), 8/15/2019	4,011,516
		TOTAL	8,216,580
		Other—0.0%
621,711	[1,2,3]	Carlyle Global Market Strategies, 4.353%, (3-month USLIBOR +2.000%), 7/15/2019	621,711
		Technology—1.8%
5,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 2.663%, (3-month USLIBOR +0.300%), 5/6/2019	5,012,738
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.426%, (3-month USLIBOR +0.070%), 5/11/2020	5,004,872
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 3.15%, (3-month USLIBOR +0.820%), 2/22/2019	3,016,610
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.00%, 1/15/2022	4,802,834
11,000,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 2.800%, (3-month USLIBOR +0.500%), 3/1/2019	11,037,642
9,460,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	9,485,995
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,491,916
8,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 2.928%, (3-month USLIBOR +0.580%), 1/15/2019	8,024,943
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 3.089%, (3-month USLIBOR +0.730%), 1/30/2023	4,989,634

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	$5,651,235
		TOTAL	60,518,419
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,083,410
		Utility - Electric—1.6%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	1,441,579
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.15%, 11/13/2020	4,882,230
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.739%, (3-month USLIBOR +0.400%), 6/25/2021	7,017,706
2,332,500		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.10%, 12/15/2019	2,318,883
10,000,000	[1]	Duke Energy Progress LLC, 2.501%, (3-month USLIBOR +0.180%), 9/8/2020	10,021,550
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.15%, 6/15/2019	4,127,462
2,980,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.987%, (3-month USLIBOR +0.650%), 3/27/2020	2,980,102
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,749,520
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	4,814,865
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.90%, 3/15/2021	3,762,993
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,047,551
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	5,395,488
		TOTAL	51,559,929
		Utility - Natural Gas—0.6%
9,635,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.848%, (3-month USLIBOR +0.500%), 1/15/2021	9,640,613
10,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.618%, (3-month USLIBOR +0.275%), 11/15/2019	10,009,355
		TOTAL	19,649,968
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,106,520,768)	1,106,994,117
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 2.41%, (1-month USLIBOR +0.400%), 5/1/2020 (IDENTIFIED COST $11,000,000)	11,033,660
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
397,121		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $419,831)	445,814
		CERTIFICATE OF DEPOSIT—0.2%
		Financial Institution - Banking—0.2%
6,000,000		Bayerische Landesbank, 1.71%, 8/17/2018 (IDENTIFIED COST $6,000,000)	6,000,000
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.8%
		Commercial Mortgage—1.8%
25,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.473%, (1-month USLIBOR +1.400%), 11/15/2036	25,029,413
7,549,226	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 2.723%, (1-month USLIBOR +0.650%), 11/15/2045	7,548,848
14,980,663	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.836%, (1-month USLIBOR +0.790%), 4/10/2046	15,083,807
8,000,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.123%, (1-month USLIBOR +1.050%), 7/15/2046	8,116,761
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.273%, (1-month USLIBOR +1.200%), 6/15/2045	4,956,563
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $60,529,889)	60,735,392
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.9%
		Federal Home Loan Mortgage Corporation—0.5%
2,200,135	[1]	Federal Home Loan Mortgage Corp. REMIC 2819 F, 2.473%, (1-month USLIBOR +0.400%), 6/15/2034	2,216,600
508,910	[1]	Federal Home Loan Mortgage Corp. REMIC 3071 TF, 2.373%, (1-month USLIBOR +0.300%), 4/15/2035	509,310
1,361,447	[1]	Federal Home Loan Mortgage Corp. REMIC 3084 XF, 2.593%, (1-month USLIBOR +0.520%), 12/15/2035	1,375,890
398,364	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 2.533%, (1-month USLIBOR +0.460%), 2/15/2034	401,365

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$1,531,395	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 EF, 2.483%, (1-month USLIBOR +0.410%), 5/15/2036	$1,539,134
637,033	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 2.453%, (1-month USLIBOR +0.380%), 5/15/2036	639,333
350,756	[1]	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 2.558%, (1-month USLIBOR +0.485%), 8/15/2035	353,711
476,979	[1]	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 2.373%, (1-month USLIBOR +0.300%), 9/15/2036	477,078
560,127	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 2.473%, (1-month USLIBOR +0.400%), 7/15/2036	562,052
197,832	[1]	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 2.473%, (1-month USLIBOR +0.400%), 7/15/2036	198,862
193,972	[1]	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 2.523%, (1-month USLIBOR +0.450%), 7/15/2037	195,101
2,081,741	[1]	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 2.673%, (1-month USLIBOR +0.600%), 11/15/2037	2,109,398
1,829,193	[1]	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 2.493%, (1-month USLIBOR +0.420%), 11/15/2037	1,839,116
217,013	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 2.823%, (1-month USLIBOR +0.750%), 7/15/2036	220,729
639,384	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.983%, (1-month USLIBOR +0.910%), 7/15/2037	652,136
101,351	[1]	Federal Home Loan Mortgage Corp., Class FE, 2.473%, (1-month USLIBOR +0.400%), 7/15/2036	101,764
2,844,330	[1]	Federal Home Loan Mortgage Corp., Series KGRP, Class A, 2.381%, (1-month USLIBOR +0.380%), 4/25/2020	2,844,715
		TOTAL	16,236,294
		Federal National Mortgage Association—0.2%
203,172	[1]	Federal National Mortgage Association REMIC 2002-77 FA, 3.085%, (1-month USLIBOR +1.000%), 12/18/2032	207,991
631,057	[1]	Federal National Mortgage Association REMIC 2006-119 CF, 2.391%, (1-month USLIBOR +0.300%), 12/25/2036	631,517
511,629	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 2.521%, (1-month USLIBOR +0.430%), 6/25/2036	514,712
2,302,370	[1]	Federal National Mortgage Association REMIC 2006-61 FQ, 2.491%, (1-month USLIBOR +0.400%), 7/25/2036	2,312,915
512,650	[1]	Federal National Mortgage Association REMIC 2006-79 DF, 2.441%, (1-month USLIBOR +0.350%), 8/25/2036	514,084
1,389,768	[1]	Federal National Mortgage Association REMIC 2006-81 FB, 2.441%, (1-month USLIBOR +0.350%), 9/25/2036	1,393,860
1,194,841	[1]	Federal National Mortgage Association REMIC 2006-W1 2AF1, 2.311%, (1-month USLIBOR +0.220%), 2/25/2046	1,184,857
802,078	[1]	Federal National Mortgage Association REMIC 2007-88 FY, 2.551%, (1-month USLIBOR +0.460%), 9/25/2037	807,613
417,737	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 2.541%, (1-month USLIBOR +0.450%), 7/25/2037	420,392
238,347	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 3.091%, (1-month USLIBOR +1.000%), 6/25/2037	244,827
98,835	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.891%, (1-month USLIBOR +0.800%), 5/25/2039	99,583
566,459	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.941%, (1-month USLIBOR +0.850%), 4/25/2037	579,091
28,145	[1]	Federal National Mortgage Association, Class FB, 2.591%, (1-month USLIBOR +0.500%), 8/25/2039	28,310
		TOTAL	8,939,752
		Government Agency—0.1%
1,963,141		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	1,932,190
713,336	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.373%, (1-month USLIBOR +0.450%), 1/8/2020	714,200
		TOTAL	2,646,390
		Government National Mortgage Association—0.8%
10,968,691	[1]	Government National Mortgage Association REMIC 2012-H31 FA, 2.267%, (1-month USLIBOR +0.350%), 11/20/2062	10,961,008
7,169,679	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 2.457%, (1-month USLIBOR +0.540%), 7/20/2063	7,199,772
8,318,426	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 2.467%, (1-month USLIBOR +0.550%), 7/20/2063	8,352,813
		TOTAL	26,513,593
		Non-Agency Mortgage—3.3%
275,229	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 2.634%, (1-month USLIBOR +0.550%), 11/20/2035	98,443
2,418,303	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 3.043%, (3-month USLIBOR +0.700%), 2/15/2058	2,423,761
8,565,480	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 2.796%, (3-month USLIBOR +0.470%), 12/19/2059	8,572,050
15,100,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.146%, (3-month USLIBOR +0.360%), 10/15/2054	15,091,272
211,257	[1]	Impac CMB Trust 2004-7, Class 1A2, 3.011%, (1-month USLIBOR +0.920%), 11/25/2034	205,568
340,042	[1]	Impac CMB Trust 2004-9, Class 1A2, 2.971%, (1-month USLIBOR +0.880%), 1/25/2035	328,678
11,280,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.236%, (3-month USLIBOR +0.420%), 12/22/2069	11,281,286
10,000,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.844%, (3-month USLIBOR +0.420%), 12/22/2069	10,000,000
541,518	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 2.773%, (1-month USLIBOR +0.700%), 11/15/2031	528,288
4,500,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.747%, (3-month USLIBOR +0.380%), 7/15/2058	4,500,954

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$149,625		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	$147,832
852,329		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	787,036
2,466,956		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,278,226
3,476,393		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	3,243,247
3,457,436		Sierra Receivables Funding Co. 2016-3A, Class A, 2.43%, 10/20/2033	3,419,102
17,800,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.912%, (3-month USLIBOR +0.550%), 1/21/2070	17,851,211
25,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.12%, (3-month USLIBOR +0.390%), 1/21/2070	24,959,450
618,836	[1]	Washington Mutual 2006-AR1, Class 2A1B, 2.628%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	623,385
923,723	[1]	Washington Mutual 2006-AR15, Class 1A, 2.398%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	852,138
511,051	[1]	Washington Mutual 2006-AR17, Class 1A, 2.284%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	467,924
102,488		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.748%, 7/25/2034	102,012
		TOTAL	107,761,863
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $162,629,754)	162,097,892
	[4]	COMMERCIAL PAPER—0.6%
		Consumer Non-Cyclical - Food/Beverage—0.1%
3,882,000		Anheuser-Busch INBEV WWD, 1.623%, 7/5/2018	3,881,310
		Financial Institution - Banking—0.5%
15,000,000		Bank of Nova Scotia, Toronto, 1.544%, 8/30/2018	14,945,001
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $18,843,310)	18,826,311
		INVESTMENT COMPANIES—7.5%
11,284,412		Federated Bank Loan Core Fund	113,182,651
104,441,579		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[5]	104,452,023
855,346		Federated Mortgage Core Portfolio	8,185,660
794,178		Federated Project and Trade Finance Core Fund	7,211,138
2,072,125		High Yield Bond Portfolio	12,847,176
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $248,928,852)	245,878,648
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $3,300,948,702)	3,291,925,649
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(4,929,294)
		TOTAL NET ASSETS—100%	$3,286,996,355
At June 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[7]United States Treasury Note 2-Year Short Futures	1,000	$211,828,126	September 2018	$(221,048)
The average notional value of short futures contracts held by the Fund throughout the period was $213,400,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
	Balance of Shares Held 9/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	8,010,503	3,273,909	—	11,284,412	$113,182,651	$(829,480)	$—	$3,638,733
Federated Institutional Prime Value Obligations Fund, Institutional Shares	130,935,567	1,351,167,003	(1,377,660,991)	104,441,579	$104,452,023	$(4,901)	$(26,764)	$1,752,582
Federated Mortgage Core Portfolio	838,952	16,394	—	855,346	$8,185,660	$(236,707)	$—	$180,165
Federated Project and Trade Finance Core Fund	770,993	23,185	—	794,178	$7,211,138	$(22,991)	$—	$237,772
High Yield Bond Portfolio	6,658,661	223,729	(4,810,265)	2,072,125	$12,847,176	$1,591	$(1,724,015)	$1,487,172
TOTAL OF AFFILIATED TRANSACTIONS	147,214,676	1,354,704,220	(1,382,471,256)	119,447,640	$245,878,648	$(1,092,488)	$(1,750,779)	$7,296,424
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2018, these restricted securities amounted to $621,711, which represented 0.0% of total net assets.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,294,999	$—	$2,294,999
Asset-Backed Securities	—	1,677,609,405	9,411	1,677,618,816
Corporate Bonds	—	1,106,372,406	621,711	1,106,994,117
Municipal Bond	—	11,033,660	—	11,033,660
Mortgage-Backed Security	—	445,814	—	445,814
Certificate of Deposit	—	6,000,000	—	6,000,000
Commercial Mortgage-Backed Securities	—	60,735,392	—	60,735,392
Collateralized Mortgage Obligations	—	162,097,892	—	162,097,892
Commercial Paper	—	18,826,311	—	18,826,311
Investment Companies[1]	104,452,023	—	—	245,878,648
TOTAL SECURITIES	$104,452,023	$3,045,415,879	$631,122	$3,291,925,649
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(221,048)	—	—	(221,048)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(221,048)	$—	$—	$(221,048)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $141,426,625 are measured at fair value using the NAV per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NCUA	—National Credit Union Administration
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018